As filed electronically with the Securities and Exchange Commission on
                                    May 1, 2000
                        (File Nos. 33-95688 and 811-09084)


                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                     FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 10               [x]

                                        and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 12                      [x]


                                  THE WEISS FUND
                (Exact Name of Registrant as Specified in Charter)

               4176 Burns Road, Palm Beach Gardens, Florida 33410
                     (Address of Principal Executive Offices)

                  Registrant's Telephone Number:  (561) 627-3300

                                John N. Breazeale
                          Weiss Money Management, Inc.
                                 4176 Burns Road
                         Palm Beach Gardens, Florida 33410
                      (Name and Address of Agent for Service)

                                    Copies to:

                              Joseph R. Fleming, Esq.
                              Dechert Price & Rhoads
                    Ten Post Office Square, South - Suite 1230
                                 Boston, MA  02109


[X] It is proposed that this Post-Effective Amendment will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

THIS POST-EFFECTIVE AMENDMENT NO. 10 TO THE REGISTRATION STATEMENT OF THE WEISS FUND (THE "REGISTRANT") IS FILED SOLELY FOR THE PURPOSE OF FILING ELECTRONICALLY AN EXHIBIT THAT WAS REFERRED TO IN, BUT INADVERTENTLY OMITTED FROM, REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 9. THEREFORE, THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR WEISS TREASURY ONLY MONEY MARKET FUND AND WEISS MILLENNIUM OPPORTUNITY FUND, EACH A SEPARATE SERIES OF THE REGISTRANT, ARE NOT INCLUDED HEREWITH, BUT ARE INCORPORATED BY REFERENCE HEREIN.

                                 THE WEISS FUND

                              CROSS REFERENCE SHEET

         Post-Effective Amendment No. 10 incorporates by reference the Prospectus and Statement of Additional Information for Weiss Treasury Only Money Market Fund and Class A shares of Weiss Millennium Opportunity Fund, each a series of The Weiss Fund (the "Registrant"), and the Prospectus and Statement of Additional Information for Class S shares of Weiss Millennium Opportunity Fund.

                                           ITEMS REQUIRED BY FORM N-1A:

WEISS TREASURY ONLY MONEY MARKET FUND AND CLASS A SHARES OF WEISS MILLENNIUM OPPORTUNITY FUND PART A:

ITEM 1    FRONT  AND BACK  COVER  PAGES:  Front  and  back  cover  pages

ITEM 2 RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE: Fund Goals, Principal Strategies, Performance and Principal Risks

ITEM 3    RISK/RETURN SUMMARY: FEE TABLE: Fees and Expenses

ITEM 4    INVESTMENT OBJECTIVES,  PRINCIPAL INVESTMENT  STRATEGIES,  AND RELATED
          RISKS: More Information about the Funds' Investments and Risks

ITEM 5    MANAGEMENT'S  DISCUSSION OF FUND  PERFORMANCE:  Not  applicable

ITEM 6     MANAGEMENT,  ORGANIZATION AND CAPITAL STRUCTURE: Fund Management

ITEM 7 SHAREHOLDER INFORMATION: Dividends and Distributions; Taxes; How to Invest in the Fund; Redeeming Fund Shares; Exchanging Fund Shares; Transaction Information; Shareholder Services; Additional Information

ITEM 8    DISTRIBUTION  ARRANGEMENTS:  Not Applicable

ITEM 9    FINANCIAL HIGHLIGHTS INFORMATION: Financial Highlights


PART B

ITEM 10   COVER PAGE AND TABLE OF CONTENTS: Cover Page; Table of Contents

ITEM 11   FUND HISTORY: Organization of the Fund

ITEM 12 DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS: Investment Objectives, Restrictions and Techniques

ITEM 13   MANAGEMENT   OF  THE   FUND:   Trustees   and   Officers;   Management
          Compensation; Investment Advisory and Other Services

ITEM 14   CONTROL  PERSONS AND  PRINCIPAL  HOLDERS OF  SECURITIES:  Trustees and
          Officers

ITEM 15 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

ITEM 16   BROKERAGE ALLOCATION AND OTHER PRACTICES: Brokerage Allocation

ITEM 17   CAPITAL STOCK AND OTHER SECURITIES: Organization of the Fund

ITEM 18 PURCHASE, REDEMPTION AND PRICING OF SHARES: Buying Shares; Net Asset Value; Redemptions

ITEM 19   TAXATION OF THE FUND: Taxes

ITEM 20   UNDERWRITERS: Investment Advisory and Other Services

ITEM 21   CALCULATION OF PERFORMANCE DATA: Performance Information

ITEM 22   FINANCIAL STATEMENTS: Financial Statements

CLASS S SHARES OF WEISS MILLENNIUM OPPORTUNITY FUND

PART A:

ITEM 1    FRONT AND BACK COVER PAGES: Front and back cover pages

ITEM 2    RISK/RETURN SUMMARY:  INVESTMENTS,  RISKS AND PERFORMANCE:  Fund Goal,
          Principal   Strategies,   Performance   and   Principal   Risks

ITEM 3    RISK/RETURN SUMMARY: FEE TABLE: Fees and Expenses

ITEM 4    INVESTMENT OBJECTIVES,  PRINCIPAL INVESTMENT  STRATEGIES,  AND RELATED
          RISKS:  More  Information  About the Fund's  Principal  Strategies and
          Risks

ITEM 5    MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not applicable

ITEM 6    MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE: Fund Management

ITEM 7 SHAREHOLDER INFORMATION: Dividends and Distributions; Taxes; How to Invest in the Fund; Redeeming Fund Shares; Transaction Information

ITEM 8    DISTRIBUTION ARRANGEMENTS: How to Invest in the Fund

ITEM 9    FINANCIAL HIGHLIGHTS INFORMATION: Financial Highlights

PART B

ITEM 10   COVER PAGE AND TABLE OF CONTENTS: Cover Page; Table of Contents

ITEM 11   FUND HISTORY: Organization of the Fund

ITEM 12 DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS: Investment Objectives, Restrictions and Techniques

ITEM 13   MANAGEMENT   OF  THE   FUND:   Trustees   and   Officers;   Management
          Compensation; Investment Advisory and Other Services

ITEM 14   CONTROL  PERSONS AND  PRINCIPAL  HOLDERS OF  SECURITIES:  Trustees and
          Officers

ITEM 15 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

ITEM 16   BROKERAGE ALLOCATION AND OTHER PRACTICES: Brokerage Allocation

ITEM 17    CAPITAL STOCK AND OTHER SECURITIES: Organization of the Fund

ITEM 18 PURCHASE, REDEMPTION AND PRICING OF SHARES: Buying Shares; Net Asset Value; Redemptions

ITEM 19   TAXATION OF THE FUND: Taxes

ITEM 20   UNDERWRITERS: Investment Advisory and Other Services

ITEM 21   CALCULATION OF PERFORMANCE DATA: Performance Information

ITEM 22   FINANCIAL STATEMENTS: Financial Statements

PARTS A and B.             PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

         The  Prospectus  and  Statement  of  Additional  Information  for Weiss
Treasury Only Money Market Fund and Class A shares of Weiss Millennium Opportunity Fund, each a series of the Registrant, and the Prospectus and Statement of Additional Information for Class S shares of Weiss Millennium Opportunity Fund, which were included in the Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission via EDGAR on April 28, 2000 for effectiveness on May 1, 2000 pursuant to Rule 485(b) under the Securities Act of 1933, are incorporated herein by reference.

PART C.  OTHER INFORMATION

Item 23: Exhibits:

             (a)      Articles of Incorporation:

                 (1) Declaration of Trust of the Registrant dated August 10, 1995, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

                 (2) Establishment and Designation of Shares of Beneficial Interest, $.01 Par Value Per Share, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

                 (3) Trustee's Certificate dated February 9, 1998, pertaining to termination of Weiss Intermediate Treasury Fund, filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (4) Redesignation of Series of Shares of Beneficial Interest (Weiss Treasury Bond Fund redesignated as Weiss Millennium Opportunity Fund) and Establishment and Designation of Classes of Shares of Beneficial Interest (Class A and Class S shares of Weiss Millennium Opportunity Fund established), filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

             (b)      By-laws:

                 (1) By-Laws of the Registrant dated August 10, 1995, filed with
            Registrant's  initial  Registration   Statement  on  Form  N-1A  and
            incorporated by reference herein.

            (c) Instruments Defining the Rights of Security Holders: Not applicable.

             (d)      Investment Advisory Contracts:

                 (1)Investment  Advisory  Agreement  between the Registrant,  on behalf of Weiss Treasury Only Money Market Fund, and Weiss Money Management, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (2) Investment  Advisory  Agreement between the Registrant,  on behalf of Weiss Millennium Opportunity Fund, and Weiss Money Management, Inc, filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (3) Sub-Advisory Agreement between Weiss Money Management, Inc., with respect to Weiss Millennium Opportunity Fund, and Harvest Advisors, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

             (e)      Underwriting Contracts:

                 (1) Distribution Agreement between the Registrant and Weiss Funds, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (2) Addendum to the Distribution Agreement between the Registrant and Weiss Funds, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (3) Amendment to Distribution  Agreement between the Registrant and Weiss Funds, Inc., is filed herein.

             (f)      Bonus or Profit Sharing Contracts:  Not applicable.

             (g)      Custodian Agreements:

                 (1) Custodian  Agreement  between the  Registrant and PNC Bank,
            filed  with   Post-Effective   Amendment   No.  3  to   Registrant's
            Registration Statement on Form N-1A and incorporated by reference herein.

                 (2) Letter Agreement to Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (3) Amendment to Custodian Agreement between the Registrant and
            PNC Bank, filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

             (h)      Other Material Contracts:

                 (1) Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (2) Letter  Agreement to Transfer Agency and Service  Agreement
            between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (3) Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (4) Letter Agreement to Administration and Accounting  Services
            Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (5) Amendment to Transfer Agency and Service  Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (6) Amendment to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (7) Letter Agreement to Administration and Accounting  Services
            Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (8) Amendment to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

             (i)      Legal Opinion:  Not Applicable.

             (j)      Other Opinions:  Not Applicable.

             (k)      Omitted Financial Statements:  Not applicable.

             (l)      Initial Capital Agreements:

                 (1) Copy of Investment Representation Letter from Initial Shareholder, filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

            (m) Rule 12b-1 Plan: Filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

            (n) Rule 18f-3 Plan: Filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

            (p) Code of Ethics:

                 (1) Code of Ethics of Registrant,  Weiss Money Management, Inc.
            and Weiss Funds, Inc. filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                 (2)  Code of  Ethics  of  Harvest  Advisors,  Inc.  filed  with
            Post-Effective   Amendment  No.  9  to   Registrant's   Registration
            Statement on Form N-1A and incorporated by reference herein.

Item 24. Persons Controlled by or Under Common Control with the Fund: Not applicable.

Item 25. Indemnification:

          A policy of insurance covering Weiss Money Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Reference is made to Article IV of the Registrant's Declaration of Trust, dated August 10, 1995, filed with the Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

Item 26. Business and Other Connections of Investment Adviser:

          Reference is made to the Form ADV dated August 21, 1998 of Weiss Money Management, Inc. (SEC File No. 801-33726), investment adviser to Registrant's series. The information required by this Item 26 is incorporated by reference to such Form ADV.

          Anthony L. Sagami is the sole shareholder and officer of Harvest Advisors, Inc., the sub-adviser to Weiss Millennium Opportunity Fund. Harvest Advisors' investment strategies are based upon proprietary trading systems developed by Mr. Sagami. Mr. Sagami has also been hired to author several mutual fund advisory newsletters that are published by Weiss Research, Inc., an affiliate of Registrant's investment adviser.

Item 27. Principal Underwriters:

   (a) Not applicable.

   (b)  NAME,
        BUSINESS              POSITIONS AND OFFICES      POSITIONS AND OFFICES
        ADDRESS(1)            WITH UNDERWRITER           WITH REGISTRANT

        John N. Breazeale     Director, President        Chairman of the Board,
                              and Treasurer              Trustee and President

        Sharon A. Parker      Director, Vice President   None
                              and Secretary

        (1)      4176 Burns Road
                 Palm Beach Gardens, FL  33410.

   (c)  Not applicable.

Item 28. Location of Accounts and Records:

          Weiss Money Management Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410; PFPC, Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809; PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153.

Item 29. Management Services:  Not applicable.

Item 30. Undertakings:  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 10 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 1st day of May, 2000.

                                             THE WEISS FUND



                                             BY:          *
                                                 ------------------
                                                 John N. Breazeale
                                                 President


*BY: JOSEPH R. FLEMING
     -----------------
     Joseph R. Fleming
     Attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES        TITLE                               DATE

       *                   Chairman of the Board            May 1, 2000
---------------            and President (Chief
John N. Breazeale          Executive Officer)


DAVID D. MARKY             Treasurer (Chief                 May 1, 2000
--------------             Financial Officer)
David D. Marky


       *                   Trustee                          May 1, 2000
-----------------
Esther S. Gordon


       *                   Trustee                          May 1, 2000
-----------------
Robert Z. Lehrer

       *                   Trustee                          May 1, 2000
----------------
Martin D. Weiss


       *                   Trustee                          May 1, 2000
----------------
Donald Wilk



*BY: JOSEPH R. FLEMING
     -----------------
     Joseph R. Fleming
     Attorney-in-fact

* Executed pursuant to powers of attorney filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement.

                                  EXHIBIT INDEX


         (e)(3)   Amendment to Distribution Agreement